Restricted Shares Granted (Detail) (Restricted Stock, Gold Fields Limited 2005 Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Restricted Stock | Gold Fields Limited 2005 Non-Executive Director Share Plan
Number of Restricted Shares
Beginning Balance	135,878	98,878	100,200	80,600
Granted during the period			47,300	52,600
Exercised and released	(37,000)	(56,978)	(11,622)	(33,000)
Forfeited
Ending Balance	98,878	41,900	135,878	100,200